Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
A summary of property, plant and equipment as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(in millions)
Land and industrial buildings	$3,428	$3,279
Plant, machinery and equipment	9,268	8,621
Assets sold with buy-back commitment	2,640	2,649
Construction in progress	149	164
Other	810	793
Gross property, plant and equipment	16,295	15,506
Accumulated depreciation	(11,372)	(10,237)
Net property, plant and equipment	$4,923	$5,269